TRADE ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2023
TRADE ACCOUNTS RECEIVABLE
TRADE ACCOUNTS RECEIVABLE

7.TRADE ACCOUNTS RECEIVABLE

7.1.Breakdown of balances

	June 30,	December 31,
	2023	2022
Domestic customers
Third parties	1,599,377	1,915,745
Related parties (Note 11) (1)	73,564	99,608

Foreign customers
Third parties	4,845,044	7,612,768

(-) Expected credit losses	(29,793)	(21,109)
	6,488,192	9,607,012

(1)The balance refers to transactions with Ibema Companhia Brasileira de Papel.

The Company carries out factoring transactions for certain customer receivables where transfers the control and all risks and rewards related to these receivables to the counterparty, so these receivables are derecognized from accounts receivable in the balance sheet. This transaction refers to an additional cash generation opportunity and is therefore classified as a financial asset measured at amortized cost. The impact of these factoring transactions on the accounts receivable as of June 30, 2023, was R$4,227,031 (R$6,889,492 as of December 31, 2022).

7.2.Breakdown of trade accounts receivable by maturity

	June 30,	December 31,
	2023	2022
Current	5,432,105	8,652,376
Overdue
Up to 30 days	855,757	777,150
From 31 to 60 days	44,915	74,253
From 61 to 90 days	50,212	54,784
From 91 to 120 days	9,921	20,975
From 121 to 180 days	50,728	18,945
From 181 days	44,554	8,529
	6,488,192	9,607,012

7.3.Roll-forward of expected credit losses

	June 30,	December 31,
	2023	2022
Opening balance	(21,109)	(34,763)
Additions	(10,464)	(5,228)
Reversals	177	3,576
Write-offs	1,536	12,355
Exchange rate variations	67	2,951
Closing balance	(29,793)	(21,109)

The Company maintains guarantees for overdue receivables as part of its commercial operations, through credit insurance policies, letters of credit and other guarantees. These guarantees avoid the need to recognize expected credit losses, in accordance with the Company’s credit policy.

7.4.Main customers

The Company has 1 (one) customer responsible for 12.37% of the net sales of pulp segment on June 30, 2023 (10.67% on December 31, 2022) and no main customer responsible for more than 10% of the net sales of paper segment on June 30, 2023 and December 31, 2022.